Annual Total Returns[BarChart] - SA American Funds Asset Allocation Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.97%	15.77%	23.32%	5.05%	1.16%	9.09%	15.84%	(4.86%)	20.91%	12.14%